NON-CONTROLLING INTERESTS - Summarized Statements of Financial Position (Details) $ in Millions, Rp in Billions	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
Noncontrolling Interests
Current assets	Rp 61,288	$ 4,300	Rp 46,529
Non-current assets	214,870	15,077	199,344
Current liabilities	(68,695)	(4,820)	(68,500)
Non-current liabilities	(62,291)	(4,369)	(56,859)
Total equity	145,172	10,188	120,514	Rp 117,224	Rp 117,006
Equity holders of parent company	121,631	8,536	102,374
Non-controlling interest	23,541	$ 1,652	18,140
Telkomsel
Noncontrolling Interests
Current assets	12,288		19,488
Non-current assets	87,825		82,699
Current liabilities	(31,316)		(28,289)
Non-current liabilities	(29,757)		(23,292)
Total equity	39,040		50,606
Equity holders of parent company	25,377		32,896
Non-controlling interest	13,663		Rp 17,710
Mitratel
Noncontrolling Interests
Current assets	21,303
Non-current assets	36,396
Current liabilities	(6,480)
Non-current liabilities	(17,605)
Total equity	33,614
Equity holders of parent company	24,159
Non-controlling interest	Rp 9,455